Litman Gregory Masters Equity Fund (Prospectus Summary) | Litman Gregory Masters Equity Fund
Litman Gregory Masters Equity Fund
Investment Objective
The Litman Gregory Masters Equity Fund (the "Equity Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Litman Gregory Masters Equity Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Litman Gregory Masters Equity Fund		Institutional Class	Investor Class
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	1.28%	1.53%
[1]	The Total Annual Fund Operating Expenses for the Equity Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the Equity
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Litman Gregory Masters Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	130	406	702	1,545
Investor Class	156	483	834	1,824

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Equity Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Equity Fund's performance. During the most recent fiscal year, the Equity Fund's portfolio turnover rate was 71.42% of the average value of its portfolio.
Principal Strategies
Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Equity
Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman
Gregory also believes that most stock pickers have a few select stocks in which they have a very high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence"
stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Equity Fund's strategy is to engage a number of proven managers as sub-advisors (each, a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, the Equity Fund invests at least 80% of its net assets in equity securities, and each sub-advisor manages a portion of the Equity Fund's assets by independently managing a portfolio typically composed of at least 5, but not more than 15 stocks. Equity securities in which the Equity Fund may invest include common stocks, preferred stocks and convertible debt securities, which may be converted on specified terms into stock of the issuer. The Fund invests primarily in the securities of large-, mid- and small-sized U.S. companies, although the managers also have flexibility to invest in the securities of foreign companies (up to 50% of the Equity Fund's net assets may be invested in foreign equity securities, which may include emerging markets). Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. By executing this strategy, the Equity Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 60 to 100) and industries while allowing each manager to run a portion of the portfolio focused on only its favorite stocks; and

·  further diversify across different-sized companies and stock-picking styles by incorporating managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.
Principal Risks
Investment in stocks exposes shareholders of the Equity Fund to the risk of losing money if the value of the stocks held by the Equity Fund declines during the period an investor owns shares in the Equity Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Equity Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Equity Fund.

·  Convertible Securities Risk . This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals;
   market sentiment; the issuer's operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

·  Smaller Companies Risk. The Equity Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Equity Fund may invest a portion of its assets in stocks of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Multi-Style Management Risk. Because portions of the Equity Fund's assets are managed by different portfolio managers using different styles, the Equity
   Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart shows changes in the performance of the Equity Fund's Institutional Class shares from year to year. The table below shows how the Equity Fund's average annual returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Equity Fund will perform in the future. Updated performance information is available on the Equity Fund's website at www.mastersfunds.com.
Litman Gregory Masters Equity Fund - Institutional Class Calendar Year Total Returns

During the periods shown above, the highest and lowest quarterly returns earned by the Equity Fund were: Highest: 21.39% Quarter ended June 30, 2009 Lowest: -29.78% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	(4.16%)	(1.70%)	2.47%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.16%)	(2.12%)	2.08%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(2.71%)	(1.46%)	2.12%
Investor Class	Investor Class Return Before Taxes	(4.40%)	(1.91%)	2.24%
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.51%
Lipper Multi-Cap Core Funds Index	Lipper Multi-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	(2.81%)	(0.31%)	3.45%

The Equity Fund's Investor Class commenced operations on April 30, 2009.
Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The Equity Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Equity Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the Equity Fund's Institutional Class, and after-tax returns for the
Equity Fund's Investor Class will vary. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Equity Fund, a tax deduction is provided that benefits the investor.